Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Total
	(In millions)
Balance at December 31, 2010	$412	$(70)	$(125)	$217
OCI before reclassifications	2,118	356	(16)	2,458
Income tax expense (benefit)	(747)	(125)	2	(870)
OCI before reclassifications, net of income tax	1,783	161	(139)	1,805
Amounts reclassified from AOCI	(44)	(9)	—	(53)
Income tax expense (benefit)	16	3	—	19
Amounts reclassified from AOCI, net of income tax	(28)	(6)	—	(34)
Balance at December 31, 2011	1,755	155	(139)	1,771
OCI before reclassifications	945	7	88	1,040
Income tax expense (benefit)	(350)	(1)	2	(349)
OCI before reclassifications, net of income tax	2,350	161	(49)	2,462
Amounts reclassified from AOCI	(95)	(3)	—	(98)
Income tax expense (benefit)	35	1	—	36
Amounts reclassified from AOCI, net of income tax	(60)	(2)	—	(62)
Balance at December 31, 2012	2,290	159	(49)	2,400
OCI before reclassifications	(2,039)	(193)	28	(2,204)
Income tax expense (benefit)	671	68	(2)	737
OCI before reclassifications, net of income tax	922	34	(23)	933
Amounts reclassified from AOCI	(55)	(11)	—	(66)
Income tax expense (benefit)	18	4	—	22
Amounts reclassified from AOCI, net of income tax	(37)	(7)	—	(44)
Balance at December 31, 2013	$885	$27	$(23)	$889
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(1)	See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Information regarding amounts reclassified out of each component of AOCI, was as follows:

AOCI Components	Amounts Reclassified from AOCI			Statement of Operations and Comprehensive Income (Loss) Location
	Years Ended December 31,
	2013	2012	2011
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$48	$98	$14	Other net investment gains (losses)
Net unrealized investment gains (losses)	16	6	25	Net investment income
Net unrealized investment gains (losses)	2	(12)	10	Net derivative gains (losses)
OTTI	(11)	3	(5)	OTTI on fixed maturity securities
Net unrealized investment gains (losses), before income tax	55	95	44
Income tax (expense) benefit	(18)	(35)	(16)
Net unrealized investment gains (losses), net of income tax	$37	$60	$28
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	—	—	1	Net derivative gains (losses)
Interest rate forwards	9	1	9	Net derivative gains (losses)
Interest rate forwards	1	1	—	Net investment income
Foreign currency swaps	—	1	(2)	Net derivative gains (losses)
Credit forwards	—	—	1	Net derivative gains (losses)
Credit forwards	1	—	—	Net investment income
Gains (losses) on cash flow hedges, before income tax	11	3	9
Income tax (expense) benefit	(4)	(1)	(3)
Gains (losses) on cash flow hedges, net of income tax	$7	$2	$6
Total reclassifications, net of income tax	$44	$62	$34